Income Taxes - Schedule of Deferred Income Tax (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Beginning of the year	$ 129,812
Charged (credited) to the statement of loss	(47,866)	43,930	43,930
Exchange difference	1,381	(3,502)	(3,502)
End of the period/year	83,327	129,812	129,812
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Beginning of the year	$ 129,812	$ 138,401	138,401	80,176
Charged (credited) to the statement of loss			(1,142)	50,860
Exchange difference			(7,447)	7,365
End of the period/year			$ 129,812	$ 138,401